Related party disclosures (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party disclosures [Line Items]
Current receivables due from related parties	$ 62,601	$ 61,227
Wesment farmers limited [member]
Related party disclosures [Line Items]
Contribution towards projects in joint operations	15,000
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Current receivables due from related parties	$ 6,502	$ 10,965